Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, shares at Jan. 31, 2016	50,340,000
Balance, value at Jan. 31, 2016	$ 50,340		$ (76,265)	$ (25,925)
Imputed Interest Expense		3,015		3,015
Shareholder Contributions		8,050		8,050
Net loss			(17,786)	(17,786)
Balance, shares at Jan. 31, 2017	50,340,000
Balance, value at Jan. 31, 2017	$ 50,340	11,065	(94,051)	(32,646)
Imputed Interest Expense		2,677		2,677
Shareholder Contributions		3,500		3,500
Net loss			(195,780)	(195,780)
Balance, shares at Jan. 31, 2018	50,340,000
Balance, value at Jan. 31, 2018	$ 50,340	$ 17,242	$ (289,831)	(222,249)
Net loss				(2,218,437)
Balance, value at Jul. 31, 2018				$ (2,508,528)